Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities

	As of December 31,
	2021	2022
	RMB	RMB	US$
Payable to online advertising platforms as agency	495,875	827,015	119,906
Accrued operating expenses	148,863	224,902	32,608
Salary and welfare payable	56,073	54,314	7,875
Advance received in advertising agency services	137,267	136,098	19,732
Accrued advertising, marketing and promotional expenses	51,193	48,389	7,016
Deferred revenue	156,994	194,542	28,206
Operating lease liabilities current portion	17,452	14,384	2,085
Other taxes payable	17,678	21,670	3,142
Accrued bandwidth and cloud service costs	363	1,062	154
Others	55,590	64,393	9,336
Total	1,137,348	1,586,769	230,060

Summary of other non-current liabilities

Other non-current liabilities

	As of December 31,
	2021	2022
	RMB	RMB	US$
Uncertain tax position	161,485	161,668	23,440
Operating lease liabilities non-current portion	30,677	27,090	3,928
Others	13,555	11,578	1,678
Total	205,717	200,336	29,046